Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net Income / (Loss)	$ (283,498,759)	$ 22,895,280	$ 65,678,614
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	32,544,199	33,719,712	33,814,863
Impairment loss	277,327,148	0	6,005,000
(Gain) / loss on sale of assets / vessel acquisition option	15,192,704	(1,064,023)	0
Amortization of below and above market acquired time charters	0	(5,272,801)	(18,618,699)
Amortization and write off of financing costs	1,502,521	907,310	970,327
Gain on vessel early redelivery	0	0	(549,019)
Share based compensation	5,089,042	10,687,663	3,101,690
Unrealized gain on interest rate swaps	(1,517,932)	(2,872,337)	(3,367,354)
Equity in net income of affiliates net of dividends received	(1,202,991)	0	0
Changes in assets and liabilities:
Trade receivables, net	236,147	1,099,735	(1,814,074)
Other receivables	503,068	769,758	(1,024,579)
Prepaid expenses	(74,631)	(63,671)	(85,664)
Inventories	242,562	(144,996)	(407,992)
Due from related parties	1,080,639	(347,313)	(245,919)
Other long-term receivables	0	968,560	(893,800)
Trade accounts payable	349,780	(12,010)	(638,818)
Accrued expenses	(3,332)	122,423	(1,952,758)
Deferred income	(2,302,736)	(779,489)	434,936
Net cash from operating activities	45,467,429	60,613,801	80,406,754
Cash flows from investing activities
Net proceeds from sale of assets / vessel acquisition option	117,032,943	41,556,934	0
Acquisition of vessels and capital expenditures	(53,074,242)	(146,551,672)	0
Payments for vessels under construction	(4,987,324)	(58,460,129)	0
Loan to equity affiliate	(30,000,000)	0	0
Repayment from equity affiliate	15,000,000	0	0
Other fixed assets	(297,584)	(206,246)	0
Release of restricted cash	0	23,010,000	0
Increase in restricted cash	0	(1,500,000)	(40,500,000)
Net cash (used in) / from investing activities	43,673,793	(142,151,113)	(40,500,000)
Cash flows from financing activities
Proceeds from long-term debt	26,000,000	70,000,000	30,000,000
Repayment of long-term debt	(142,550,000)	(86,500,000)	(83,150,000)
Payment of financing costs	(2,111,492)	(1,648,201)	(292,563)
Proceeds from the issuance of Class A common shares	12,555,470	11,220,566	90,088,172
Class A common shares offering costs	(281,419)	(292,840)	(3,062,292)
Dividends paid	(2,978,199)	(10,414,456)	(7,971,645)
Net cash from / (used in) financing activities	(109,365,640)	(17,634,931)	25,611,672
Net increase / (decrease) in cash and cash equivalents	(20,224,418)	(99,172,243)	65,518,426
Cash and cash equivalents at the beginning of the year	34,787,935	133,960,178	68,441,752
Cash and cash equivalents at the end of the year	14,563,517	34,787,935	133,960,178
Supplemental disclosure of cash flow information
Cash paid during the year for interest (excluding capitalized interest)	6,955,861	8,745,571	11,961,768
Non cash investing activities - fair value consideration of shares received for vessel sales	37,602,811	0	0
Non cash financing activities - unpaid financing costs	$ 0	$ 167,737	$ 270,353